Quarterly Results (Schedule Of Quarterly Results) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Results [Abstract]
Total revenues	$ 63,865	$ 62,013	$ 59,689	$ 58,829	$ 55,782	$ 56,414	$ 54,652	$ 53,912	$ 244,396	$ 220,760	$ 222,561
Total operating expenses	51,495	54,053	53,102	52,195	52,309	49,035	48,573	48,231	210,845	198,148	190,498
Operating income	12,370	7,960	6,587	6,634	3,473	7,379	6,079	5,681	33,551	22,612	32,063
Loss from continuing operations	(4,094)	(9,822)	(11,191)	(10,090)	(12,462)	(9,307)	(7,616)	(8,636)	(35,197)	(38,021)	(27,825)
Income (loss) from discontinued operations	3,722	731	1,656	245	(431)	(512)	(4,501)	399	6,354	(5,045)	6,111
Gain (loss) on dispositions of real estate interests						(3)		16		13	5
Net loss attributable to common stockholders	$ (163)	$ (8,076)	$ (8,475)	$ (8,536)	$ (11,195)	$ (8,680)	$ (10,731)	$ (7,224)	$ (25,250)	$ (37,830)	$ (18,585)
Earnings per common share - basic and diluted, Loss from continuing operations	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.13)	$ (0.16)	$ (0.13)
Earnings per common share - basic and diluted, Income (loss) from discontinued operations	$ 0.02	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.02)	$ 0.00	$ 0.02	$ (0.02)	$ 0.03
Net loss attributable to common stockholders	$ 0.00	$ (0.03)	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.04)	$ (0.05)	$ (0.04)	$ (0.11)	$ (0.18)	$ (0.10)
Basic and diluted common shares outstanding	245,939	245,805	245,413	233,288	218,723	211,634	210,841	208,350	242,591	212,412	192,900